Note B - Factoring (Details)	24 Months Ended
Dec. 31, 2012
Note B - Factoring (Details) [Line Items]
Factoring Arrangment Term	24 months
Percentage of Accounts Receivable Remitted by Factor	75.00%
Minimum [Member]
Note B - Factoring (Details) [Line Items]
Factoring Fees, Percent	2.75%
Maximum [Member]
Note B - Factoring (Details) [Line Items]
Factoring Fees, Percent	15.00%